TAXATION (Details 2)		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 China USD ($)	Dec. 31, 2012 China CNY	Jun. 13, 2012 China USD ($)	Jan. 02, 2008 China Undistributed earnings of foreign invested enterprises CNY
Tax rate disclosure
Amount approved as payment of dividend to purchase ADSs				$ 300,000,000
PRC withholding tax		5.00%	5.00%
Accrued withholding tax for dividend distribution		15,000,000	95,000,000
Undistributed earnings of foreign subsidiaries					3,600,000,000
Deferred tax liability provided on the outside basis difference for the remaining undistributed earnings	0